Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

10)      Stock Based Compensation

Stock-Based Compensation Plan

In 2006, the Company’s shareholders approved the 2006 Equity Incentive Plan.  All stock awards granted under this plan vest over a period of five years and are required to be settled in shares of the Company’s common stock.  The exercise price for all stock options granted is equal to the quoted NASDAQ market close price on the date that the awards were granted and expire ten years after the grant date, if not exercised.  All restricted stock grants are issued from previously unissued shares.

Accounting for Stock-Based Compensation Plan

The fair value of stock options granted is estimated on the grant date using a Black-Scholes pricing model.   The fair value of restricted shares is equal to the quoted NASDAQ market close price on the date of grant.  The fair value of stock grants is recognized as compensation expense on a straight-line basis over the vesting period of the grants.  Compensation expense is included in compensation, payroll taxes and other employee benefits in the consolidated statements of income.

Assumptions are used in estimating the fair value of stock options granted.  The weighted average expected life of the stock options represent the period of time that the options are expected to be outstanding and is based on the SEC simplified approach to calculating expected term.  The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.  The expected volatility is based on the actual volatility of Waterstone Financial, Inc. stock from the original date of issue, October 4, 2005.  The following assumptions were used in estimating the fair value of options granted in the year ended December 31, 2012 and 2010.  There were no options granted during the year ended December 31, 2011.

	2012	2010
Dividend Yield	0.00%	0.00%
Risk-free interest rate	0.25%	0.25%
Expected volatility	74.53%	75.67%
Weighted average expected life	6.5 years	6.5 years
Weighted average per share value of options	$1.25	$2.54

The Company estimates potential forfeitures of stock grants and adjusts compensation expense recorded accordingly.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

A summary of the Company’s stock option activity for the years ended December 31, 2012, 2011 and 2010 is presented below.

			Weighted Average	Aggregate
		Weighted Average	Years Remaining in	Instrinsic Value
Stock Options	Shares	Exercise Price	Contractual Term	(000’s)
Outstanding December 31, 2009	757,500	17.41	7.07	—
Options exercisable at December 31, 2009	298,000	17.60	7.03	—

Granted	50,000	$3.80		—
Exercised	—			—
Forfeited	(5,000)	17.67		—
Outstanding December 31, 2010	802,500	16.44	6.34	—
Options exercisable at December 31, 2010	446,500	17.54	6.04	—

Granted	—			—
Exercised	—			—
Forfeited	(10,000)	17.16		—
Outstanding December 31, 2011	792,500	16.32	5.37	—
Options exercisable at December 31, 2011	599,000	17.28	5.12	—

Granted	255,000	$2.03		—
Exercised	(3,000)	4.65		9
Forfeited	(24,000)	8.93		(72)
Outstanding December 31, 2012	1,020,500	13.11	5.69	1,622
Options exercisable at December 31, 2012	744,500	16.59	4.31	80

The following table summarizes information about the Company’s nonvested stock option activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Stock Options	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	356,000	$5.60
Granted	—
Vested	(160,500)	5.79
Forfeited	(2,000)	6.04
Nonvested at December 31, 2011	193,500	5.31

Nonvested at December 31, 2011	193,500	$5.31
Granted	255,000	1.33
Vested	(158,500)	5.78
Forfeited	(14,000)	1.32
Nonvested at December 31, 2012	276,000	1.48

The Company amortizes the expense related to stock options as compensation expense over the vesting period.  During the year ended December 31, 2012, 255,000 options were granted, 24,000 were forfeited, of which 10,000 were vested and 3,000 shares were exercised.  During the year ended December 31, 2011, 10,000 were forfeited, of which 8,000 were vested.  During the year ended December 31, 2010, 50,000 options were granted and 5,000 were forfeited, of which 2,000 were vested.

Expense for the stock options granted of $94,000, $745,000 and $810,000 was recognized during the years ended December 31, 2012, 2011 and 2010, respectively.  At December 31, 2012, the Company had $305,000 in estimated unrecognized compensation costs related to outstanding stock options that is expected to be recognized over a weighted average period of 40 months.

The following table summarizes information about the Company’s restricted stock shares activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Restricted Stock	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	101,400	$16.91
Granted	—	—
Vested	(49,200)	17.24
Forfeited	—	—
Nonvested at December 31, 2011	52,200	16.61

Nonvested at December 31, 2011	52,200	16.61
Granted	100,000	1.89
Vested	(49,200)	17.24
Forfeited	(2,000)	4.65
Nonvested at December 31, 2012	101,000	1.96

The Company amortizes the expense related to restricted stock awards as compensation expense over the vesting period.  During the year ended December 31, 2012, 100,000 shares of restricted stock were granted and 2,000 were forfeited.  During the years ended December 31, 2011 and 2010, no shares of restricted stock were awarded and no shares were forfeited.  Expense for the restricted stock awards of $51,000, $848,000 and $848,000 was recorded for the years ended December 31, 2012, 2011 and 2010, respectively.  At December 31, 2012, the Company had $158,000 of unrecognized compensation expense related to restricted stock shares that is expected to be recognized over a weighted average period 40 months.